DWS Treasury Portfolio Investment Strategy - Institutional Shares [Member] - DWS Treasury Portfolio	Jul. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Main investments. The fund is a money market fund that is managed in accordance with federal regulations which govern the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest.The fund operates as a “government money market fund,” as such term is defined under federal regulations. As a government money market fund, the fund is required to invest 99.5% or more of its total assets at the time of investment in cash, short-term US Treasury securities, and/or repurchase agreements that are fully collateralized by these securities.Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in short-term US Treasury securities and/or repurchase agreements that are fully collateralized by these securities.The fund follows policies designed to maintain a stable $1.00 share price.The fund pursues its objective by investing exclusively in short-term US Treasury securities and/or in repurchase agreements backed by these securities. In a repurchase agreement, the fund buys securities at one price with a simultaneous agreement to sell back the securities at a future date at an agreed upon price. The timely payment of principal and interest on US Treasury securities is guaranteed by the full faith and credit of the US government.The fund may invest in floating and variable rate instruments (obligations that do not bear interest at an agreed upon price).Management process. Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.